United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Academy Capital Management
Address: 	500 N. Valley Mills Suite 200
	Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Terry Joel Adam JR.
Title:	President
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on November 14, 2007

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	43

Form 13F Information Table Value Total:	$312,071,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

                   TITLE OF             VALUE    SHRS OR  SH /PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
   NAME OF INSURER     CLASS   CUSSIP    (X$1000)   PRN AMT  PRNCALL  DISCRETION  MANAGERS    SOLE   SHARED   NONE
Abbott Laboratories    com   002824100        2,149   40,072 SH          sole                 40,072       0       0
Allstate Corp          com   020002101        9,035  157,982 SH          sole                157,982       0       0
Altria Group Inc       com   02209s103          220    3,165 SH          sole                  3,165       0       0
American Express Co    com   025816109       11,023  185,672 SH          sole                185,672       0       0
American Int'l Group   com   026874107        5,281   78,066 SH          sole                 78,066       0       0
Amgen Inc              com   031162100        7,541  133,309 SH          sole                133,309       0       0
Anheuser-Busch Cos In  com   035229103       11,349  227,032 SH          sole                227,032       0       0
Apollo Group Inc       com   037604105       12,751  212,045 SH          sole                212,045       0       0
Berkshire Hathaway     com   084670207       10,832    2,741 SH          sole                  2,741       0       0
Blast Energy Services  com   093440105           14   91,900 SH          sole                 91,900       0       0
BP Amoco PLC           com   055622104          234    3,379 SH          sole                  3,379       0       0
Burlington Northern    com   12189t104        5,321   65,560 SH          sole                 65,560       0       0
CA Inc.                com   12673p105        6,044  234,995 SH          sole                234,995       0       0
Coca-Cola Co.          com   191216100        8,098  140,911 SH          sole                140,911       0       0
Comcast Corp           com   20030n200       12,255  511,491 SH          sole                511,491       0       0
Concur Technologies I  com   206708109          200    6,350 SH          sole                  6,350       0       0
Covidien LTD           com   g2552x108       11,319  272,739 SH          sole                272,739       0       0
Dell Computer          com   24702r101        6,598  239,073 SH          sole                239,073       0       0
Exxon Mobil Corp       com   30231g102        1,798   19,426 SH          sole                 19,426       0       0
General Electric Co.   com   369604103          338    8,175 SH          sole                  8,175       0       0
Health Discovery Corp  com   42218r100            4   38,910 SH          sole                 38,910       0       0
Hershey Foods Corp     com   427866108       10,742  231,455 SH          sole                231,455       0       0
Home Depot Inc         com   437076102        9,293  286,465 SH          sole                286,465       0       0
Intel Corp             com   458140100       13,752  531,786 SH          sole                531,786       0       0
Johnson & Johnson      com   478160104       12,046  183,341 SH          sole                183,341       0       0
Legg Mason Inc         com   524901105       16,504  195,795 SH          sole                195,795       0       0
Lilly (ELI) & Co.      com   532457108        7,638  134,164 SH          sole                134,164       0       0
Masco Corp             com   574599106        4,642  200,365 SH          sole                200,365       0       0
McGraw-Hill Co.        com   580645109       11,064  217,334 SH          sole                217,334       0       0
Mercury General Corp   com   589400100        5,447  100,995 SH          sole                100,995       0       0
Microsoft Corp         com   594918104       12,003  407,432 SH          sole                407,432       0       0
Moody's Corp           com   615369105       11,537  228,915 SH          sole                228,915       0       0
Pepsico Inc            com   713448108          475    6,482 SH          sole                  6,482       0       0
Pfizer, Inc.           com   717081103       10,690  437,578 SH          sole                437,578       0       0
Progressive Corp       com   743315103        4,545  234,150 SH          sole                234,150       0       0
Sysco Corp.            com   871829107       10,451  293,658 SH          sole                293,658       0       0
Time Warner Cable-A    com   88732j108       10,739  327,415 SH          sole                327,415       0       0
Time Warner Inc        com   887317105        5,990  326,253 SH          sole                326,253       0       0
Tyco Electronics LTD   com   g9144p105        1,925   54,325 SH          sole                 54,325       0       0
Tyco Intl Ltd          com   g9143x208        2,419   54,557 SH          sole                 54,557       0       0
Unitedhealth Group In  com   91324p102       10,255  211,745 SH          sole                211,745       0       0
Wal-Mart Stores        com   931142103       15,169  347,509 SH          sole                347,509       0       0
Wyeth                  com   983024100        2,341   52,547 SH          sole